Annual Total Returns	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Innovator U.S. Small Cap Power Buffer ETF - January
Prospectus [Line Items]
Annual Return [Percent]	9.30%	14.32%	(7.41%)	11.76%	8.40%